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                          CGM CAPITAL DEVELOPMENT FUND

                     SUPPLEMENT DATED SEPTEMBER 24, 1996 TO
                          PROSPECTUS DATED MAY 1, 1996


    On August 30, 1996, a new advisory agreement between CGM and CGM Capital Development Fund became effective in connection with the merger of New England Mutual Life Insurance Company into Metropolitan Life Insurance Company. The new agreement, which is identical to the prior agreement (other than the date of effectiveness and termination), was approved by shareholders of CGM Capital Development Fund on December 29, 1995.

    In addition, on August 13, 1996, the Board of Trustees of CGM Capital Development Fund approved a proposed advisory agreement between CGM Capital Development Fund and CGM that would increase the advisory fee payable by CGM Capital Development Fund to CGM to an annual percentage rate of 1.00% of the first $500 million of CGM Capital Development Fund's average daily net asset value, 0.95% of the next $500 million of such value, and 0.80% of such value in excess of $1 billion. The proposed advisory agreement is subject to shareholder approval. A special meeting of shareholders of CGM Capital Development Fund to vote on the proposed advisory agreement will be held on December 12, 1996.

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                          CGM CAPITAL DEVELOPMENT FUND

                      SUPPLEMENT DATED NOVEMBER 5, 1996 TO
                          PROSPECTUS DATED MAY 1, 1996


    Residents of South Dakota who seek to exchange shares of CGM Capital Development Fund for shares of CGM Realty Fund should note that effective as of October 22, 1996, shares of CGM Realty Fund are available for sale to residents of South Dakota.

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                          CGM CAPITAL DEVELOPMENT FUND

                      SUPPLEMENT DATED NOVEMBER 5, 1996 TO
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1996


    Residents of South Dakota who seek to exchange shares of CGM Capital Development Fund for shares of CGM Realty Fund should note that effective as of October 22, 1996, shares of CGM Realty Fund are available for sale to residents of South Dakota.